Shareholders' Equity - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 03, 2019	Sep. 26, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues			$ 11,171,093	$ 891,232
Common Stock, Shares Authorized			10,000,000,000	10,000,000,000
Common Stock, Shares, Outstanding			2,245,865,913	1,580,693,413
Gross proceeds			$ 12,647,953	$ 306,232	$ 15,671,881
Number of Ordinary Shares Representing One American Depositary Share		100
Debt Issuance Costs, Current, Net			278,000
Amount available under the share purchase commitment facility			$ 10,731,875
Aspire Capital Fund LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		30,000,000	428,333,300
Gross proceeds from issuance		$ 20,000,000	$ 8,768,125
Gross proceeds			500,000
Sale of Stock, Number of Shares Issued in Transaction		25,000,000
Percentage Of Volume Weighted Average Price Indicating Purchase Price		97.00%
Amount available under the share purchase commitment facility			10,731,875
American Depositary Share [Member] | Aspire Capital Fund LLC [Member]
Class of Stock [Line Items]
Sale of Stock, Description of Transaction		30% of the aggregate shares of the Company's ADSs traded on its principal market on the next trading day (the "VWAP Purchase Date"), subject to a maximum number of 250,000 ADSs.
Number of Shares to be Issued		150,000
Non Employee [Member]
Class of Stock [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			$ 447,924
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			2 years
Registered Direct Offering [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	2,368,392
Gross proceeds from issuance	$ 4,500,000
Share issue price (in dollars per ADS)	$ 1.90
Private Placement [Member]
Class of Stock [Line Items]
Payments of Stock Issuance Costs	$ 337,496
Private Placement [Member] | Paulson Warrants [Member]
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)	1,361,842
Private Placement [Member] | Investor Warrants [Member]
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)	1,184,213
Exercise price of warrants (in dollars per ADS)	$ 3.00
Private Placement [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)	177,629
Exercise price of warrants (in dollars per ADS)	$ 2.85
Employees And Directors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Gross			$ 1,047,387	$ 1,649,044	$ 2,734,946
2014 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			183,083,207
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized			88,734,172
American Depositary Share [Member] | Aspire Capital Fund LLC [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share		$ 0.25
Stock Issued During Period, Value, Issued for Services		$ 20,000,000